Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Financial Instruments Explanatory [Abstract]
Disclosure of detailed information about financial instruments [text block]
The table below sets out the Group’s classification of each class of financial assets and liabilities, and their fair values.

	Designated at fair value	Other amortized cost	Total carrying amount	Fair value
	(US$’000)	(US$’000)	(US$’000)	(US$’000)
As of June 30, 2018
Assets
Cash and cash equivalents	-	17,050	17,050	17,050
Derivative financial instruments	573	-	573	573
Trade and other receivables, net	-	171,456	171,456	171,456
Other investments	20	692	712	712
	593	189,198	189,791	189,791
Liabilities
Derivative financial instruments	3,122	-	3,122	3,122
Trade and other payables	-	99,615	99,615	99,615
Bank facilities & related parties’ loan	-	160,813	160,813	160,813
	3,122	260,428	263,550	263,550

As of June 30, 2017
Assets
Cash and cash equivalents	-	15,876	15,876	15,876
Derivative financial instruments	2,899	-	2,899	2,899
Trade and other receivables, net	-	161,360	161,360	161,360
Other investments	22	4,045	4,067	4,067
	2,921	181,281	184,202	184,202
Liabilities
Derivative financial instruments	1,211	-	1,211	1,211
Trade and other payables	-	98,253	98,253	98,253
Bank facilities	-	148,022	148,022	147,644
	1,211	246,275	247,486	247,108